SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue from related parties		¥ 832,732	¥ 216,597	¥ 362,532
Sugimoto Hiroyuki [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		136	70	69
Yuto Yoshiyuki [Member] | Rental Income And Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		295	64	2,013
Watanabe Takahide [Member] | Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties			1,095	1,314
Fuchiwaki Takeshi [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		145	142
Li Tianqi [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		291	482
SYW [Member] | Rental Income And Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		27,226	195,733	28,010
SYNS [Member] | Real Estate Management Income and Realestate Sales [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[1]			331,126
Flex Brain [Member] | Solar Power Plant Sales And Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		197	19,011
Sparkle Bridge [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		225
Cumica [Member] | Real Estate Sales and Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		¥ 804,217

[1]	Real estate properties sold to SYNS had been sold to third party customers within the same period.